Available-for-sale Financial Assets–noncurrent (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of available-for-sale financial assets [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 0	$ 9,917	$ 99,517
Gains (losses) on disposals of available-for-sale financial assets		2,877	99,517
Impairment loss	1,046,668	34,733	7,026,226
Amount of sensitivity of available for sale securities to changes in equity price	$ 417,032	283,670	$ 207,720
Appreciation Or Depreciation Rate On Equity Price	10.00%
Financial assets available-for-sale, category [member]
Disclosure of available-for-sale financial assets [Line Items]
Impairment loss	$ 30,000	$ 686